EQUITY - Schedule Of Series Of Preferred Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Equity	$ 168,242	$ 141,891
Series 2 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	7000.00%
Series 4 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	7000.00%
Series 13 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	7000.00%
Series 15 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4000.00%
Series 17 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 18 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 36 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.85%
Series 37 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.90%
Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.24%
Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.85%
Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.61%
Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	6.09%
Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	6.74%
Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.44%
Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.57%
Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.03%
Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.25%
Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.00%
Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.39%
Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	6.23%
Series 52 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.75%
Preferred shares | Fixed rate-reset preferred shares | Bottom of range
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	5 years	5 years
Preferred shares | Fixed rate-reset preferred shares | Bottom of range | Canada Bond Rate
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	18000.00%
Preferred shares | Fixed rate-reset preferred shares | Top of range
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	6 years	6 years
Preferred shares | Fixed rate-reset preferred shares | Top of range | Canada Bond Rate
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	41700.00%
Preferred shares | Preferred equity
Disclosure of classes of share capital [line items]
Equity	$ 4,103	$ 4,145
Preferred shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	463	505
Preferred shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred shares | Preferred equity | Fixed and floating rate [Member]
Disclosure of classes of share capital [line items]
Equity	1,202	1,244
Preferred shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,901	$ 2,901
Preferred shares | Series 2 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,220,175	10,220,175
Preferred shares | Series 2 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 169	$ 169
Preferred shares | Series 4 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	3,983,910	3,983,910
Preferred shares | Series 4 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 45	$ 45
Preferred shares | Series 13 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	8,792,596	8,792,596
Preferred shares | Series 13 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 195	$ 195
Preferred shares | Series 15 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	0	2,000,000
Preferred shares | Series 15 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 0	$ 42
Preferred shares | Series 17 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,840,204	7,840,204
Preferred shares | Series 17 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 171	$ 171
Preferred shares | Series 18 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,681,088	7,681,088
Preferred shares | Series 18 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 178	$ 178
Preferred shares | Series 36 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,842,909	7,842,909
Preferred shares | Series 36 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 197	$ 197
Preferred shares | Series 37 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,830,091	7,830,091
Preferred shares | Series 37 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 193	$ 193
Preferred shares | Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,808,027	10,808,027
Preferred shares | Series 24 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 265	$ 265
Preferred shares | Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,770,928	9,770,928
Preferred shares | Series 26 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 240	$ 240
Preferred shares | Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,233,927	9,233,927
Preferred shares | Series 28 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 232	$ 232
Preferred shares | Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,787,090	9,787,090
Preferred shares | Series 30 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 241	$ 241
Preferred shares | Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,750,299	11,750,299
Preferred shares | Series 32 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 297	$ 297
Preferred shares | Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,876,735	9,876,735
Preferred shares | Series 34 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 253	$ 253
Preferred shares | Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,906,132	7,906,132
Preferred shares | Series 38 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 179	$ 179
Preferred shares | Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,841,025	11,841,025
Preferred shares | Series 40 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 271	$ 271
Preferred shares | Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,887,500	11,887,500
Preferred shares | Series 42 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 266	$ 266
Preferred shares | Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,831,929	9,831,929
Preferred shares | Series 44 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 187	$ 187
Preferred shares | Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,740,797	11,740,797
Preferred shares | Series 46 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 217	$ 217
Preferred shares | Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,885,972	11,885,972
Preferred shares | Series 48 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 244	$ 244
Preferred shares | Series 51 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	3,320,486	3,320,486
Preferred shares | Series 51 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 54	$ 54
Preferred shares | Series 52 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,177,580	1,177,580
Preferred shares | Series 52 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 9	$ 9